Combined earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Computation of Earnings Per Share
Earnings per share for total operations for the 12 months were as follows:

	€	€	€
	2021	2020	2019
Basic earnings per share	2.33	2.13	2.15
Diluted earnings per share	2.32	2.12	2.14
Underlying earnings per share	2.62	2.48	2.55

	Millions of share units
Calculation of average number of share units	2021	2020	2019
Average number of shares: PLC	2,629.2	1,351.1	1,175.5
NV	0.0	1,278.1	1,598.0
Less treasury shares held by employee share trusts and companies	(29.3)	(8.9)	(157.0)
Average number of shares - used for basic earnings per share	2,599.9	2,620.3	2,616.5
Add dilutive effect of share-based compensation plans	9.7	9.5	10.2
Diluted average number of shares - used for diluted and underlying earnings per share	2,609.6	2,629.8	2,626.7
(a)In the calculation of the weighted average number of share units, NV shares were included only for the period they were issued (until 29 November 2020). Following Unification, all NV shares were cancelled and the shareholders of NV were issued PLC ordinary shares on a 1:1 ratio. Accordingly, there was no significant impact on the average number of share units as a result of Unification.

		€ million	€ million	€ million
Calculation of earnings	Notes	2021	2020	2019
Net profit		6,621	6,073	6,026
Non-controlling interests		(572)	(492)	(401)
Net profit attributable to shareholders’ equity - used for basic and diluted earnings per share		6,049	5,581	5,625
Post-tax impact of non-underlying items	3	790	951	1,063
Underlying profit attributable to shareholders’ equity – used for underlying earnings per share		6,839	6,532	6,688